Share-based payments	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Share-based payments

27.	Share-based payments

The Company has two additional compensation plans for its executives: the Stock Option Plan ("Option Plan") and the Restricted Share Plan, both aiming to encourage and align the goals of the Company, managers and employees, and mitigate the risks to generate value for the Company from losing its executives, strengthening their commitment and productivity to long-term results.

27.1.	Stock option plan - GOL

The beneficiaries of the Company’s stock option plan are allowed to purchase shares at the price agreed on the grant date after three or four years from the grant date, provided that they maintain their employment relationship up to the end of this period.

The stock options vesting in 3 years become vested at 20% as from the first year, an additional 30% as from the second year, and the remaining 50% as from the third year. For stock option plans exercisable in 4 years, beneficiaries may exercise 20% in the first year, 20% in the second year, 30% in the third year and 30% in the fourth year.

All stock options may also be exercised within 10 years after the grant date. For stock options granted, the expected volatility of the options is based on the historical volatility of 252 working days of the Company’s shares traded on the B3.

Grant year	Grant date	Total options granted	Number of options outstanding	Exercise price of the option (in Reais)	Fair value at grant date (in Reais)	Estimated volatility of share price	Expected dividend yield	Risk-free return rate	Average remaining maturity (in years)
2014	August 12, 2014	653,130	66,873	11.31	7.98 (a)	52.66%	3.27%	11.00%	0.5
2015	August 11, 2015	1,930,844	169,764	9.35	3.37 (b)	55.57%	5.06%	13.25%	1.5
2016	June 30, 2016	5,742,732	482,315	2.62	1.24 (c)	98.20%	6.59%	14.25%	2.4
2017	August 8, 2017	947,767	190,819	8.44	7.91 (d)	80.62%	1.17%	11.25%	3.5
2018	May 24, 2018	718,764	196,675	20.18	12.68 (e)	55.58%	0.60%	6.50%	4.3
2019	October 28, 2019	1,749,223	529,613	25.40	12.10 (f)	61.98%	3.17%	9.00%	5.8
2020	July 30, 2020	760,986	212,490	20.57	14.44 (g)	71.37%	0.92%	6.24%	6.5
2021	July 28, 2021	658,189	240,256	21.05	14.44 (g)	74.34%	0.00%	8.85%	7.5
2022	October 26, 2022	4,168,040	2,931,891	10.26	6.23(h)	75.23%	0.00%	12.76%	8.8
Total		17,329,675	5,020,696	12.38					19.36
(a)	Fair value calculated by the average between R$8.20, R$7.89 and R$7.85 for their vesting periods (2014, 2015 and 2016).
(b)	Fair value calculated by the average between R$3.61, R$3.30 and R$3.19 for their vesting periods (2015, 2016 and 2017).
(c)	Fair value was calculated by the average between R$1.29, R$1.21 and R$1.22 for their vesting periods (2016, 2017 and 2018).
(d)	Fair value calculated by the average between R$8.12, R$7.88 and R$7.72 for their vesting periods (2017, 2018 and 2019).
(e)	Fair value calculated by the average between R$13.26, R$12.67 and R$12.11 for their vesting periods (2018, 2019 and 2020).
(f)	Fair value calculated by the average between R$12.90, R$12.32 and R$11.65 for their vesting periods (2019, 2020 and 2021).
(g)	Fair value calculated by the average between R$15.39, R$14.89, R$14.31 and R$13.64 for their vesting periods (2020, 2021, 2022 and 2023).
(h)	Fair value calculated by the average between R$6.79, R$6.50, R$6.15 and R$5.74 for their vesting periods (2021, 2022, 2023 and 2024).

The price of the Company's share traded on B3 on December 31, 2023 was R$8.97 (R$7.34 on December 31, 2022).

The movement of stock options during the fiscal year ended December 31, 2023 is shown below:

	Number of stock options	Weighted average exercise price
Options outstanding on December 31, 2021	7,432,661	12.90
Options granted	4,168,040	10.26
Options exercised	(207,179)	4.52
Options canceled and adjustments in estimated prescribed rights	(3,320,757)	20.78
Outstanding options on December 31, 2022	8,072,765	13.00
Repurchased or Cancelled Options	(1,452,148)	3.97
Options exercised	(224,983)	2.79
Options canceled and adjustments in estimated prescribed rights	(1,374,938)	13.47
Outstanding options on December 31, 2023	5,020,696	12.38

Number of options exercisable on:
December 31, 2022	3,507,890	16.04
December 31, 2023	4,655,951	13.60

The expense recognized in income (expenses) for the fiscal year corresponding to the stock option plans for the fiscal year ended December 31, 2023 was R$9,631 (R$14,102 for the fiscal year ended December 31, 2022).

On October 17, 2023, stock options were repurchased for R$12,742, recorded under the category of Personnel Expenses, whereas the fair value of R$5,762 was recorded under the category of Capital Reserve.

27.2.	Restricted share plan - GOL

The table below shows the plans that have transferable shares on December 31, 2023.

Grant year	Approval date	Total shares granted	Total vested shares	Average price at grant date
2018	May 24, 2018	773,463	-	20.18
2020	July 30, 2020	801,311	-	20.57
2021	April 30, 2021	858,068	534,838	21.05
2022	October 26, 2022	637,830	548,207	10.26
Total	December 31, 2023	3,070,672	1,083,045

The movement in the restricted shares for the fiscal year ended December 31, 2023 is as follows:

Total restricted shares
Restricted shares outstanding on December 31, 2021	1,546,250
Shares transferred (*)	(75,232)
Restricted shares cancelled and adjustments in estimated expired rights	27,039
Restricted shares granted	637,830
Restricted shares outstanding on December 31, 2022	2,135,887
Shares transferred	(950,941)
Restricted shares cancelled and adjustments in estimated expired rights	(101,901)
Restricted shares outstanding on December 31, 2023	1,083,045

The expense recognized in income (expenses) for the fiscal year corresponding to the stock option plans for the fiscal year ended December 31, 2023 was R$7,121 (R$12,082 for the fiscal year ended December 31, 2022).